SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                               DWS Micro Cap Fund
                             DWS Mid Cap Growth Fund
                            DWS Small Cap Growth Fund

Effective December 9, 2008, the following information replaces information about the portfolio management team in the "Portfolio management" section of the funds' prospectuses:

The following people handle the day-to-day management of each fund:

  Joseph Axtell, CFA                       Jeffrey Saeger, CFA
  Managing Director of Deutsche Asset      Director of Deutsche Asset Management
  Management and Portfolio Manager of      and Portfolio Manager of the fund.
  the fund.                                  o Joined Deutsche Asset Management
    o Joined Deutsche Asset Management in      in 1996 and the fund effective
      2001 and the fund in 2006.               January 15, 2009.
    o Senior analyst at Merrill Lynch        o Over 14 years of investment
      Investment Managers for the              industry experience.
      international equity portion of a      o BS, State University of New York
      global balanced portfolio                at Fredonia.
      (1996-2001).
    o Director, International Research at
      PCM International (1989-1996).
    o Associate manager, structured debt
      and equity group at Prudential Capital
      Corporation (1988-1989).
    o Analyst at Prudential-Bache Capital
      Funding in London (1987-1988).
    o Equity analyst in the healthcare sector at Prudential Equity Management
      Associates (1985-1987).
    o B.S. Carlson School of Management, University of Minnesota.

  Rafaelina M. Lee
  Director of Deutsche Asset Management
  and Portfolio Manager of the fund.
    o Joined Deutsche Asset Management in 1999 and the fund in 2008.
    o Research analyst for US Micro,
      Small and Mid Cap Equity:  New York
    o Over 20 years of investment industry experience.
    o BA, Columbia University; MBA, Stern
      School of Business, New York
      University.


               Please Retain This Supplement for Future Reference


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                                                             Deutsche Bank Group

December 9, 2008
DMF-3684